UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.    Name and Address of issuer:

      AllianceBernstein Variable Products Series Fund, Inc.
      1345 Avenue of the Americas
      New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.    Investment Company Act File Number:

      811-05398

      Securities Act File Number:

      33-18647

4(a). Last day of fiscal year for which this Form is filed:

      December 31, 2006

4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c). |_| Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:


     (i)  Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f):                              $           0*
                                                                  --------------

     (ii) Aggregate price of securities
          redeemed or repurchased during the
          fiscal year:                                            $           0*
                                                                  --------------

    (iii) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no earlier
          than October 11, 1995 that were not
          previously used to reduce
          registration fees payable to the
          Commission:                                             $          (0)
                                                                  --------------

     (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                           $           0*
                                                                  --------------

     (v)  Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item
          5(iv) from 5(i)]:                                       $           0*
                                                                  --------------

     (vi) Redemption credits available for
          use in future years - if Item 5(i)
          is less than Item 5(iv) [subtract
          Item 5(i) from Item 5(iv)]:                              $           0
                                                                   -------------

    (vii) Multiplier for determining
          registration fee (See Instruction
          C.9):                                                    X   0.0000307
                                                                   -------------

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)] (enter
          "0" if no fee is due):                                  =$           0
                                                                  --------------
--------------------
* For purposes of this Form 24f-2, the number and aggregate sale price of securities sold and securities sold in reliance upon registration pursuant to rule 24f-2 are -0- and $-0-, respectively, because the issuer sells all of its securities to unmanaged separate accounts that issue interests therein that are registered under the Securities Act of 1933 and on which registration fees have been or will be paid. (See Instruction C.3 to Form 24f-2.)

6.   Prepaid shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:     N/A

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:                                N/A

7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                   $0

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                              $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     |_|  Wire transfer

     |_|  Mail or other means

                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*  /s/ Christina A. Morse
                           --------------------------------
                               Christina A. Morse
                               Assistant Secretary




Date March 20, 2007


SK 00250 0180 757253

*Please print the name and title of the signing officer below the signature.